Share-based Compensation - Schedule of changes in Performance Share Plan and Performance Share Unit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Performance Share Plan
Number of shares
Outstanding at beginning of year (in shares)	4,375,762
Granted (in shares)	1,700,922	2,003,416	1,554,551
Forfeited (in shares)	(157,115)
Vested (in shares)	(742,163)	(1,322,030)	(1,178,642)
Lapsed (in shares)	(409,729)
Outstanding at end of year (in shares)	4,767,677	4,375,762
Weighted average grant date fair value
Outstanding at beginning of year (in USD per share)	$ 34.32
Granted (in USD per share)	43.29	$ 30.13	$ 36.53
Forfeited (in USD per share)	35.5
Vested (in USD per share)	38.35
Lapsed (in USD per share)	38.35
Outstanding at end of year (in USD per share)	$ 36.51	$ 34.32
Performance Share Units
Number of shares
Outstanding at beginning of year (in shares)	0
Granted (in shares)	232,422
Vested (in shares)	0
Outstanding at end of year (in shares)	232,422	0
Weighted average grant date fair value
Outstanding at beginning of year (in USD per share)	$ 0
Granted (in USD per share)	50.07
Outstanding at end of year (in USD per share)	$ 50.07	$ 0